787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 6, 2017, to the Investor Shares Prospectus, for each of the funds listed in Appendix A (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated April 6, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC and BlackRock Fund Advisors

Appendix A

Names of Registrants and Funds	File Numbers
BlackRock Balanced Capital Fund, Inc.	File No. 002-49007 and File No. 811-02405

BlackRock Basic Value Fund, Inc.	File No. 002-58521 and File No. 811-02739

BlackRock Bond Fund, Inc.	File No. 002-62329 and File No. 811-02857
BlackRock Total Return Fund

BlackRock California Municipal Series Trust	File No. 002-96581 and File No. 811-04264
BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.	File No. 033-47875 and File No. 811-06669

BlackRock CoRI Funds	File No. 333-190251 and File No. 811-22873
BlackRock CoRI 2015 Fund
BlackRock CoRI 2017 Fund
BlackRock CoRI 2019 Fund
BlackRock CoRI 2021 Fund
BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.	File No. 033-28248 and File No. 811-05723

BlackRock Equity Dividend Fund	File No. 033-14517 and File No. 811-05178

BlackRock EuroFund	File No. 033-04026 and File No. 811-04612

BlackRock Focus Growth Fund, Inc.	File No. 333-89775 and File No. 811-09651

Names of Registrants and Funds	File Numbers

BlackRock FundsSM

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Multi-Manager Alternative Strategies Fund

BlackRock Real Estate Securities Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Tactical Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock U.S. Opportunities Portfolio

File No. 033-26305 and File No. 811-05742

Names of Registrants and Funds	File Numbers

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

File No. 333-142592 and File No. 811-2206

BlackRock Funds III

BlackRock Advantage International Fund

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

File No. 033-54126 and File No. 811-07332

BlackRock Global Allocation Fund, Inc.	File No. 033-22462 and File No. 811-05576

BlackRock Global SmallCap Fund, Inc.	File No. 033-53399 and File No. 811-07171

BlackRock Large Cap Series Funds, Inc. BlackRock Event Driven Equity Fund BlackRock Large Cap Core Fund BlackRock Large Cap Growth Fund BlackRock Large Cap Value Fund	File No. 333-89389 and File No. 811-09637

Names of Registrants and Funds	File Numbers
BlackRock Latin America Fund, Inc.	File No. 033-41622 and File No. 811-06349

BlackRock Long-Horizon Equity Fund	File No. 333-124372 and File No. 811-21759

BlackRock Mid Cap Value Opportunities Series, Inc. BlackRock Mid Cap Value Opportunities Fund	File No. 033-53887 and File No. 811-07177

BlackRock Multi-State Municipal Series Trust BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Opportunities Fund BlackRock Pennsylvania Municipal Bond Fund	File No. 002-99473 and File No. 811-04375

BlackRock Municipal Bond Fund, Inc. BlackRock High Yield Municipal Fund BlackRock National Municipal Fund BlackRock Short-Term Municipal Fund	File No. 002-57354 and File No. 811-02688

BlackRock Municipal Series Trust BlackRock Strategic Municipal Opportunities Fund	File No. 033-08058 and File No. 811-04802

BlackRock Natural Resources Trust	File No. 002-97095 and File No. 811-04282

BlackRock Pacific Fund, Inc.	File No. 002-56978 and File No. 811-02661

BlackRock Series, Inc. BlackRock International Fund BlackRock Small Cap Growth Fund II	File No. 333-56203 and File No. 811-08797

BlackRock Strategic Global Bond Fund, Inc.	File No. 033-42681 and File No. 811-05603

BlackRock Value Opportunities Fund, Inc.	File No. 002-60836 and File No. 811-02809

FDP Series, Inc. FDP BlackRock CoreAlpha Bond Fund FDP BlackRock Invesco Value Fund FDP BlackRock Janus Growth Fund FDP BlackRock MFS Research International Fund	File No. 333-123779 and File No. 811-21744

Managed Account Series BlackRock U.S. Mortgage Portfolio	File No. 333-124463 and File No. 811-21763